COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may be a party to litigation or claims arising in the ordinary course of business, including those relating to employment matters, relationships with clients and contractors, intellectual property disputes, and other business matters. These legal proceedings seek various remedies, including claims for monetary damages in varying amounts, none of which are considered material, or are unspecified as to amount. Although the outcome of any such matter is inherently uncertain and may be materially adverse, based on current information, management believes that the outcome of such known matters will not have a material adverse effect on the Company’s financial condition and results of operations.

Management does not believe that there are any litigation or claims that would have a material adverse effect on the business, or the consolidated financial statements of the Company as of June 30, 2026.

Registration Rights

The holders of Founder Shares, Private Placement Units, and units that may be issued upon conversion of working capital loans, if any, are entitled to registration rights pursuant to a registration rights agreement that was signed on the date of the IPO. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company entered into a business combination marketing agreement on January 11, 2022 (the “Business Combination Marketing Agreement”) with A.G.P. whereby A.G.P. is to act as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholders’ approval for a Business Combination, and assist the Company with its press releases and public filings in connection with a Business Combination. The Company was to pay A.G.P. a fee for such marketing services upon the consummation of a Business Combination in an amount equal to 4.5% of the gross proceeds of the IPO, or $5,175,000 in the aggregate (exclusive of any applicable finders’ fees that might become payable). The Business Combination Marketing Agreement will be terminated upon entry into the Advisory Agreement (defined below).

Advisory Agreement with A.G.P.

A.G.P. was a financial advisor to both Western in connection with the Business Combination transaction. Upon the completion of the Business Combination, A.G.P.: (i) received a cash fee of $500,000 shares of common stock and warrants to purchase 16,667 shares of common stock at an exercise price of $150.00 per share. Pursuant to the advisory agreement (the “Advisory Agreement”), Western shall pay A.G.P. a total transaction fee equal to $2,500,000 (the “Transaction Fee”) upon the closing of the Business Combination. The Transaction Fee will be payable in the form of preferred shares of Cycurion that are convertible into 16,667 shares of common stock (such preferred shares or the common stock into which they convert, the “Transaction Fee Shares”), for a price per share of common stock equal to $5.00. A portion of the Transaction Fee Shares shall be subject to forfeiture and return to the Company for cancellation once A.G.P. converts and sells Transaction Fee Shares generating sales proceeds (excluding commissions) of $2,500,000.

The Transaction Fee Shares shall be subject to a lock-up ending on the earlier of (i) the date on which 75% of the outstanding Series B Convertible Preferred Stock is converted into shares of the combined Company’s common stock and (ii) three months from February 14, 2025, which was the closing date of the de-SPAC (the “Lock-Up Termination Date”). After the Lock-Up Termination Date, A.G.P. may convert the Transaction Fee Shares and sell them subject to a leak-out provision that limits A.G.P.’s sales of Transaction Fee Shares on any given date to 10% of the cumulative trading volume of the common stock for such date (including pre-market, market and post-market trading) as reported by Bloomberg, LP. This restriction shall remain in effect beginning on the Lock-Up Termination Date and ending on the date on which 100% of the Series B Convertible Preferred Stock outstanding as of the closing is converted into shares of our common stock.

The parties amended the Advisory Agreement (the “Amended Advisory Agreement”), pursuant to which Western shall pay A.G.P. the Transaction Fee in the form of preferred shares of Cycurion that are convertible into 166,667 shares of common stock (such preferred shares or the common stock into which they convert, the “Amended Transaction Fee Shares”), for a price per share of common stock of $0.50. A portion of the Amended Transaction Fee Shares shall be subject to forfeiture and return to the Company for cancellation once A.G.P. converts and sells Transaction Fee Shares generating sales proceeds (excluding commissions) of $2,500,000.

The Amended Transaction Fee Shares shall be subject to a lock-up ending on the earlier of (i) the date on which 75% of the outstanding Series B Convertible Preferred Stock is converted into shares of the Combined Company’s common stock and (ii) six months from the Lock-Up Termination Date. After the Lock-Up Termination Date, A.G.P. may convert the Amended Transaction Fee Shares and sell them subject to a leak-out provision that limits A.G.P.’s sales of Amended Transaction Fee Shares on any given date to 10% of the cumulative trading volume of the common stock for such date (including pre-market, market and post-market trading) as reported by Bloomberg, LP. This restriction shall remain in effect beginning on the Lock-Up Termination Date and ending on the date on which 100% of the Series B Convertible Preferred Stock outstanding as of the closing is converted into shares of our common stock.

Upon the execution of the Advisory Agreement, the Business Combination Marketing Agreement, dated January 11, 2022, between Western and A.G.P. in which Western and Cycurion Sub caused the combined company to issue to A.G.P. 8,333 shares of common stock of the combined company in full satisfaction of the fees, was terminated, and such shares of common stock extinguished in their entirety.

Agreements with Seward & Kissel LLP

On November 27, 2024, we entered into a revised engagement letter (the “Revised Engagement Letter”) with Seward & Kissel LLP (“Seward & Kissel”), pursuant to which Western and Cycurion agreed to pay approximately $1.3 million of its outstanding legal fees and expenses (“Legal Fees”) in shares of common stock in connection with the Business Combination. Following the closing of the Business Combination on February 14, 2025 and in connection with the Revised Engagement Letter, we issued to Seward & Kissel 8,333 shares of common stock and a pre-funded warrant that is exercisable for approximately $1.3 million in shares of common stock (the “Seward & Kissel Pre-Funded Warrant”); provided that once the net proceeds from the sale of the shares equals the Legal Fees, the remaining shares of common stock, including such common stock exercisable under the Seward & Kissel Pre-Funded Warrant, shall be returned to the Cycurion. We plan to enter into an exchange agreement with Seward & Kissel to exchange the Seward & Kissel Pre-Funded Warrant for a convertible promissory note that is convertible into such number of shares equal to the Legal Fees.

On February 14, 2025, Cycurion entered into pre-funded warrant with Seward & Kissel Pre-Funded Warrant that is exercisable for approximately $1.3 million in shares of common stock, or up to 83,333 shares of common stock; provided that once the net proceeds from the sale of the shares equals the $1.3 million in Legal, the remaining shares of common stock, including such common stock exercisable under the Seward & Kissel Pre-Funded Warrant, shall be returned to Cycurion.

The Seward & Kissel Pre-Funded Warrant provides that the holder may not exercise any portion of the Seward & Kissel Pre-Funded Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99% upon 61 days’ prior notice. The exercise price for each share of common stock underlying the Seward & Kissel Pre-Funded Warrant is $0.0030. The Seward & Kissel Pre-Funded Warrant is immediately exercisable upon issuance and may be exercised at any time until the Seward & Kissel Pre-Funded Warrant is exercised in full.

Seward & Kissel LLP may not exercise any portion of the warrants or Seward & Kissel Pre-Funded Warrant, as applicable, to the extent that the holder would own more than 4.99% of our outstanding common stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Seward & Kissel Pre-Funded Warrant.

In lieu of making the cash payment otherwise contemplated to be made to us upon exercise of the Seward & Kissel Pre-Funded Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of our common stock determined according to a formula set forth in the Seward & Kissel Pre-Funded Warrant.

Agreement with Baker & Hostetler LLP

In 2023, Western agreed to pay approximately $788,030 of its obligations to its counsel, Baker Hostetler LLP, in shares of common stock following the Business Combination, which will be issued at a price per share equal to $10.00, or 2,627 shares.

Equity Line of Credit

Equity Purchase Agreement

On April 7, 2025 (the “Execution Date”), we entered into the Equity Purchase Agreement with Yield Point NYC LLC (“Yield Point”). Under the Equity Purchase Agreement, we have the right, but not the obligation, to direct Yield Point to purchase up to $60.0 million (the “Maximum Commitment Amount”) in shares of our common stock upon satisfaction of certain terms and conditions contained in the Equity Purchase Agreement, including, without limitation, an effective registration statement filed with the SEC registering the resale of the shares of Put Stock (defined below) and the shares of Commitment Stock (defined below) and additional shares to be sold to Yield Point from time to time under the Equity Purchase Agreement. The term of the Equity Purchase Agreement began on the Execution Date and ends on the earlier of (i) the date on which Yield Point shall have purchased shares of common stock issued, or that we shall be entitled to issue, per any applicable Put Notice (defined below) in accordance with the terms and conditions of the Equity Purchase Agreement (the “Put Stock”) equal to the Maximum Commitment Amount, (ii) the date that is twelve (12) months from the date the registration statement is declared effective, (iii) written notice of termination by us to Yield Point (which shall not occur at any time that Yield Point holds any of the shares of Put Stock), or (iv) written notice of termination by Yield Point to us pursuant to (the “Commitment Period”).

During the Commitment Period, we may direct Yield Point to purchase shares of Put Stock by delivering a notice (a “Put Notice”) to Yield Point. We shall, in our sole discretion, select the number of shares of Put Stock requested in each Put Notice. However, such amount may not exceed the Maximum Put Amount (as defined in the Equity Purchase Agreement). The purchase price to be paid by Yield Point for the shares of Put Stock will be ninety percent (90%) of the lowest trade of the common stock on the Principal Market during the Valuation Period (as defined in the Equity Purchase Agreement).

In consideration for Yield Point’s execution and delivery of, and performance under the Equity Purchase Agreement, on the Execution Date, we, in our discretion, either were to (i) pay to Yield Point in cash $1.8 million (“Commitment Cash”) or (ii) issue the Yield Point Pre-Funded Warrant (as defined below) to Yield Point in a form acceptable to Yield Point in its sole discretion and having an exercise price per share of $0.0030, for Yield Point’s purchase of shares of common stock (the “Commitment Stock”) having a value of $1.8 million based on closing price of the common stock on April 6, 2025. We chose to issue the Pre-Funded Warrant. All of the shares of Commitment Stock were fully earned as of the Execution Date, and the issuance of the shares of Commitment Stock is not contingent upon any other event or condition, including, without limitation, the effectiveness of the Initial Registration Statement (defined below) or our submission of a Put Notice to Yield Point and irrespective of any termination of the Equity Purchase Agreement.

In accordance with the Equity Purchase Agreement, a registration statement on Form S-1 (the “Initial Registration Statement”) covering only the resale of the shares of Put Stock and Commitment Stock was filed with the SEC on May 7, 2025.

Pre-Funded Warrant

The pre-funded warrant with Yield Point (the “Yield Point Pre-Funded Warrant”) certifies that, for value received, Yield Point is entitled to be issued up to 150,000 shares of common stock as its commitment fee (“Commitment Fee”) and has an initial exercise price of $0.003 per share. The Yield Point Pre-Funded Warrant was offered for the Commitment Fee in connection with the Equity Purchase Agreement for shares of common stock, and provides that the holder may not exercise any portion of the Yield Point Pre-Funded Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99%, which ownership cap may be increased by the holder up to 9.99% upon 61 days’ prior notice. The exercise price for each share of common stock underlying the Yield Point Pre-Funded Warrant is $0.003. The Yield Point Pre-Funded Warrant is immediately exercisable upon issuance and may be exercised at any time until the Yield Point Pre-Funded Warrant is exercised in full.

A holder of the Yield Point Pre-Funded Warrant may not exercise any portion of the warrants or Yield Point Pre-Funded Warrant, as applicable, to the extent that the holder would own more than 4.99% (or, at the holder’s option upon issuance, 9.99%) of our outstanding common stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Yield Point Pre-Funded Warrant.

In lieu of making the cash payment otherwise contemplated to be made to us upon exercise of the Yield Point Pre-Funded Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of our common stock determined according to a formula set forth in the Yield Point Pre-Funded Warrant.

During the year ended December 31, 2025, 150,000 of these shares have been exercised, therefore as of December 31, 2025, all Yield Point Pre-Funded Warrants have been exercised.

Registration Rights Agreement

On April 7, 2025 (the “RRA Execution Date”), in connection with the Equity Purchase Agreement, we entered into a registration rights agreement with Yield Point (the “Registration Rights Agreement”), pursuant to which we shall, by May 7, 2025, file with the SEC the Initial Registration Statement covering the maximum number of (i) shares of Commitment Stock, (ii) shares of Put Stock, which have been, or which may, from time to time be issued, including without limitation all of the shares of common stock which have been issued or will be issued to Yield Point under the Equity Purchase Agreement (without regard to any limitation or restriction on purchases), and (iii) any and all shares of capital stock issued or issuable with respect to the Put Stock, Commitment Stock, and the Equity Purchase Agreement as a result of any stock split, combination, stock dividend, recapitalization, exchange, or similar event, or otherwise, without regard to any limitation on purchases under the Equity Purchase Agreement (the “Registrable Securities”), as shall be permitted to be included thereon in accordance with applicable SEC rules, regulations, and interpretations so as to permit the resale of the Registrable Securities by Yield Point, including, but not limited to, under Rule 415 at then-prevailing market prices (and not fixed prices). The Initial Registration Statement shall register only Registrable Securities. The Initial Registration Statement and any amendment thereto was declared effective by the SEC in May 2025.

Secuvant Acquisition

On June 3, 2026, the Company completed the acquisition of Secuvant, LLC (“Secuvant”) pursuant to a Merger Agreement entered into on May 21, 2026 among the Company, Cycurion Merger Sub, LLC, a wholly owned subsidiary of the Company, and Secuvant. Pursuant to the transaction, Merger Sub merged with and into Secuvant, with Secuvant surviving as a wholly owned subsidiary of the Company. Upon closing, all outstanding equity interests of Secuvant were canceled and converted into the right to receive the merger consideration specified in the Merger Agreement. As a result of the merger, Secuvant succeeded to all assets, liabilities, rights, and obligations and continues its operations as a wholly owned subsidiary of the Company.

Registration Rights Agreement

In connection with the acquisition of Secuvant, on June 3, 2026, the Company entered into a Registration Rights Agreement with the former members of Secuvant. Pursuant to the agreement, the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of shares of common stock issuable upon conversion of preferred stock issued in connection with the acquisition and to use commercially reasonable efforts to cause such registration statement to become effective. The Company further agreed to maintain the effectiveness of the registration statement until the earlier of (i) the date all such securities have been sold or (ii) the date such securities may be sold pursuant to Rule 144 without restriction. The agreement also contains customary indemnification and cooperation provisions.

Lock-Up

In connection with the acquisition of Secuvant, on June 3, 2026, the Company also entered into lock-up agreements (the “Lock-Up Agreements”) with the former members of Secuvant. Pursuant to the Lock-Up Agreements, the former members of Secuvant agreed that, during the period beginning on the closing date of the merger and ending six months thereafter, they will not, directly or indirectly, transfer, sell, pledge or otherwise dispose of any preferred stock received in the merger or any shares of common stock issuable upon conversion thereof, subject to limited exceptions, including certain transfers to affiliates, by operation of law, or in connection with a change of control transaction.

The Lock-Up Agreements further provide that any permitted transferee must agree to be bound by the same restrictions and that the Company may impose stop-transfer instructions and legends to enforce such restrictions. Following expiration of the lock-up period, any transfers of such securities remain subject to the limitations contained in the Leak-Out Agreements (as defined below). In addition, the Lock-Up Agreements include a price-based acceleration provision, pursuant to which all transfer restrictions will terminate automatically if the Company’s common stock trades at or above a specified price threshold for a defined period, subject to compliance with applicable securities laws.

Leak-Out

In connection with the acquisition of Secuvant, on June 3, 2026, the Company further entered into leak-out agreements (the “Leak-Out Agreements”) with the former members of Secuvant. The Leak-Out Agreements provide that, following the expiration of the lock-up period, the former members of Secuvant may transfer their securities only during a specified period of five fiscal quarters and subject to contractual limitations designed to promote an orderly market. In particular, the Leak-Out Agreements limit the amount of securities that may be sold by each former member of Secuvant in any calendar quarter to twenty percent of the securities originally issued to such former members of Secuvant, with any unused capacity carried forward to subsequent quarters. The Leak-Out Agreements require that all transfers be effected in compliance with applicable securities laws, including Rule 144, and in an orderly market manner, and permit the Company to impose stop-transfer instructions to enforce compliance. The Leak-Out Agreements also include a price-based acceleration provision similar to that contained in the Lock-Up Agreements, pursuant to which all contractual transfer restrictions terminate if the Company’s common stock trades above a specified price threshold for a defined period.

Kustom Asset Purchase Agreement

On August 3, 2026, the Company completed the acquisition of certain assets from Kustom Entertainment, Inc. (“Kustom”) pursuant to an Asset Purchase Agreement dated June 24, 2026, as amended (the “Purchase Agreement”). The acquired business includes the development, sale, licensing, support and servicing of video hardware, camera products, platforms, software and software solutions (the “Business”). Pursuant to the Purchase Agreement, Kustom sold, assigned, transferred, conveyed and delivered to the Company substantially all assets used primarily in or held for use in the Business, and the Company assumed certain specified liabilities relating thereto.

Registration Rights Agreement

In connection with the asset acquisition, on August 3, 2026, the Company entered into a Registration Rights Agreement with Kustom. Pursuant to the agreement, the Company granted registration rights with respect to shares of common stock issuable upon conversion of the Series H Preferred Stock issued as consideration in the transaction. The Company agreed to prepare and file a registration statement covering the resale of such securities and to use commercially reasonable efforts to cause the registration statement to become effective and remain effective in accordance with the terms of the agreement. Such registration statement must be filed within 60 calendar days from the execution date of the Registration Rights Agreement. The Registration Rights Agreement also contains customary indemnification and cooperation provisions.

Earnout and Clawback Agreement

In connection with the asset acquisition, on August 3, 2026, the Company entered into an Earnout and Clawback Agreement with Kustom establishing Kustom’s right to receive contingent earnout payments of up to $1,000,000 based upon the future performance of the business and providing for certain clawback provisions and adjustment mechanisms.

Leak-Out Agreement

In connection with the asset acquisition, on August 3, 2026, the Company entered into a Leak-Out Agreement with Kustom governing the disposition of shares of common stock issued upon conversion of the Series H Preferred Stock or payment of dividends thereon. The agreement generally limits sales by Kustom and its affiliates during the applicable leak-out period based on a percentage of daily trading volume. Pursuant to the Leak-Out Agreement, Kustom agreed that, following the effectiveness of a registration statement covering the warrant shares issuable under a Warrant Agreement between the Company and Kustom, its exercise and resale of such warrant shares will be subject to certain volume limitations for a period of twelve months. During the leak-out period, Kustom generally may not sell on any trading day more than 10% of the Company’s reported trading volume for the immediately preceding trading day, subject to applicable securities laws and the terms of the agreement. The Leak-Out Agreement also prohibits certain short sales and hedging transactions with respect to the warrant shares and permits the Company, under specified circumstances, to modify, suspend or terminate the leak-out restrictions.

The Kustom acquisition represents a subsequent event and did not affect the Company’s June 30, 2026 consolidated balance sheet.

Halo Merger

On May 7, 2026, the Company entered into an Agreement and Plan of Merger (the “Halo Merger Agreement”) with Cycurion Merger Sub-Halo, Inc., Cycurion Merger Sub-havenX, Inc., Halo Privacy, Inc. (“Halo”), havenX, Inc. (“havenX”). The Company has agreed to file a registration statement with the U.S. Securities and Exchange Commission covering the resale of shares of the Company’s common stock issued as merger consideration. Such shares are subject to customary transfer restrictions under applicable securities laws and may also be subject to a contractual lock-up. As of the date of this Quarterly Report, the Company believes that it is unlikely that Halo and havenX can satisfy material closing conditions under the Halo Merger Agreement.

Employment Agreements

On December 27, 2023, we entered into an employment agreement with James P. McCormick whereby the Company agreed to pay a total of $125,000 of total compensation annually, including $40,000 in cash and $85,000 in stock payment. On October 30, 2024, we entered into an amendment to the employment agreement with James P. McCormick whereby the Company agreed to pay total compensation of $200,000, including $40,000 in cash at the closing of the Business Combination and the remaining $140,000 in cash from the proceeds that the Company receives from any capital raising transaction following the closing of the Business Combination, including the proceeds from an equity line of credit to be entered into by and among the Company, Cycurion and the investors named therein; provided that the Company shall only be obligated to apply up to 15% of the proceeds from each capital raise until Mr. McCormick’s compensation of $200,000 has been paid in full.

On December 1, 2024, Cycurion and L. Kevin Kelly, Chief Executive Officer, entered into an employment agreement on a two-year term, commencing on December 1, 2024 and ending on December 1, 2026. During the employment period, Mr. Kelly will receive an annual base salary of $325,000, and equity compensation of $500,000 of the Company’s common stock in the first year of the employment agreement, payable quarterly. Mr. Kelly is eligible for a performance bonus based on the Company’s results. The targeted performance bonus is $325,000 for year-one, and the performance bonus will increase for subsequent years based on future financial and non-financial results.

Retention Packages

On June 16, 2025, the Board of Directors approved a retention package for L. Kevin Kelly, Chief Executive Officer, and Alvin McCoy III, former Chief Financial Officer, and issued each officer 100,000 shares of common stock under the Company’s 2025 Equity Incentive Plan.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to complete a business combination.

As of both June 30, 2026 and December 31, 2025 the Company’s stockholders have redeemed a total of 380,701 shares of common stock resulting in $1.2 million of excise tax liability, calculated as 1% of the value of the shares redeemed.

22.	COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may be a party to litigation or claims arising in the ordinary course of business, including those relating to employment matters, relationships with clients and contractors, intellectual property disputes, and other business matters. These legal proceedings seek various remedies, including claims for monetary damages in varying amounts, none of which are considered material, or are unspecified as to amount. Although the outcome of any such matter is inherently uncertain and may be materially adverse, based on current information, management believes that the outcome of such known matters will not have a material adverse effect on the Company’s financial condition and results of operations.

Management does not believe that there are any litigation or claims that would have a material adverse effect on the business, or the consolidated financial statements of the Company as of December 31, 2025.

Registration Rights

The holders of Founder Shares, Private Placement Units, and units that may be issued upon conversion of working capital loans, if any, are entitled to registration rights pursuant to a registration rights agreement that was signed on the date of the IPO. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company entered into a business combination marketing agreement on January 11, 2022 (the “Business Combination Marketing Agreement”) with A.G.P. whereby A.G.P. is to act as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholders’ approval for a Business Combination, and assist the Company with its press releases and public filings in connection with a Business Combination. The Company was to pay A.G.P. a fee for such marketing services upon the consummation of a Business Combination in an amount equal to 4.5% of the gross proceeds of the IPO, or $5,175,000 in the aggregate (exclusive of any applicable finders’ fees that might become payable). The Business Combination Marketing Agreement will be terminated upon entry into the A.G.P. Advisory Agreement (defined below).

Advisory Agreement with A.G.P.

A.G.P. was a financial advisor to both Western in connection with the Business Combination transaction. Upon the completion of the Business Combination, A.G.P.: (i) received a cash fee of $500,000 shares of Common Stock and warrants to purchase 16,667 shares of Common Stock at an exercise price of $150.00 per share. Pursuant to the advisory agreement (the “A.G.P. Advisory Agreement”), Western shall pay A.G.P. a total transaction fee equal to $2,500,000 (the “Transaction Fee”) upon the closing of the Business Combination. The Transaction Fee will be payable in the form of preferred shares of Cycurion that are convertible into 16,667 shares of Common Stock (such preferred shares or the Common Stock into which they convert, the “Transaction Fee Shares”), for a price per share of Common Stock equal to $5.00. A portion of the Transaction Fee Shares shall be subject to forfeiture and return to the Company for cancellation once A.G.P. converts and sells Transaction Fee Shares generating sales proceeds (excluding commissions) of $2,500,000.

The Transaction Fee Shares shall be subject to a lock-up ending on the earlier of (i) the date on which 75% of the outstanding Series B Convertible Preferred Stock is converted into shares of the combined Company’s Common Stock and (ii) three months from February 14, 2025, which was the closing date of the de-SPAC (the “Lock-Up Termination Date”). After the Lock-Up Termination Date, A.G.P. may convert the Transaction Fee Shares and sell them subject to a leak-out provision that limits A.G.P.’s sales of Transaction Fee Shares on any given date to 10% of the cumulative trading volume of the Common Stock for such date (including pre-market, market and post-market trading) as reported by Bloomberg, LP. This restriction shall remain in effect beginning on the Lock-Up Termination Date and ending on the date on which 100% of the Series B Convertible Preferred Stock outstanding as of the closing is converted into shares of our Common Stock.

The parties amended the Advisory Agreement (the “Amended A.G.P. Advisory Agreement”), pursuant to which Western shall pay A.G.P. the Transaction Fee in the form of preferred shares of Cycurion that are convertible into 166,667 shares of Common Stock (such preferred shares or the Common Stock into which they convert, the “Amended Transaction Fee Shares”), for a price per share of Common Stock of $0.50. A portion of the Amended Transaction Fee Shares shall be subject to forfeiture and return to the Company for cancellation once A.G.P. converts and sells Transaction Fee Shares generating sales proceeds (excluding commissions) of $2,500,000.

The Amended Transaction Fee Shares shall be subject to a lock-up ending on the earlier of (i) the date on which 75% of the outstanding Series B Convertible Preferred Stock is converted into shares of the Combined Company’s Common Stock and (ii) six months from the Lock-Up Termination Date. After the Lock-Up Termination Date, A.G.P. may convert the Amended Transaction Fee Shares and sell them subject to a leak-out provision that limits A.G.P.’s sales of Amended Transaction Fee Shares on any given date to 10% of the cumulative trading volume of the Common Stock for such date (including pre-market, market and post-market trading) as reported by Bloomberg, LP. This restriction shall remain in effect beginning on the Lock-Up Termination Date and ending on the date on which 100% of the Series B Convertible Preferred Stock outstanding as of the closing is converted into shares of our Common Stock.

Upon the execution of the A.G.P. Advisory Agreement, the Business Combination Marketing Agreement, dated January 11, 2022, between Western and A.G.P. in which Western and Cycurion Sub caused the combined company to issue to A.G.P. 8,333 shares of Common Stock of the combined company in full satisfaction of the fees, was terminated, and such shares of Common Stock extinguished in their entirety.

Agreements with Seward & Kissel LLP

On November 27, 2024, we entered into a revised engagement letter (the “Revised Engagement Letter”) with Seward & Kissel LLP (“Seward & Kissel”), pursuant to which Western and Cycurion agreed to pay approximately $1.3 million of its outstanding legal fees and expenses (“Legal Fees”) in shares of Common Stock in connection with the Business Combination. Following the closing of the Business Combination on February 14, 2025 and in connection with the Revised Engagement Letter, we issued to Seward & Kissel 8,333 shares of Common Stock and a pre-funded warrant that is exercisable for approximately $1.3 million in shares of Common Stock (the “Seward & Kissel Pre-Funded Warrant”); provided that once the net proceeds from the sale of the shares equals the Legal Fees, the remaining shares of Common Stock, including such Common Stock exercisable under the Seward & Kissel Pre-Funded Warrant, shall be returned to the Cycurion. We plan to enter into an exchange agreement with Seward & Kissel to exchange the Seward & Kissel Pre-Funded Warrant for a convertible promissory note that is convertible into such number of shares equal to the Legal Fees.

On February 14, 2025, Cycurion entered into pre-funded warrant with Seward & Kissel Pre-Funded Warrant that is exercisable for approximately $1.3 million in shares of Common Stock, or up to 83,333 shares of Common Stock; provided that once the net proceeds from the sale of the shares equals the $1.3 million in Legal, the remaining shares of Common Stock, including such Common Stock exercisable under the Seward & Kissel Pre-Funded Warrant, shall be returned to Cycurion.

The Seward & Kissel Pre-Funded Warrant provides that the holder may not exercise any portion of the Seward & Kissel Pre-Funded Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99% upon 61 days’ prior notice. The exercise price for each share of Common Stock underlying the Seward & Kissel Pre-Funded Warrant is $0.0030. The Seward & Kissel Pre-Funded Warrant is immediately exercisable upon issuance and may be exercised at any time until the Seward & Kissel Pre-Funded Warrant is exercised in full.

Seward & Kissel LLP may not exercise any portion of the warrants or Seward & Kissel Pre-Funded Warrant, as applicable, to the extent that the holder would own more than 4.99% of our outstanding Common Stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Seward & Kissel Pre-Funded Warrant.

In lieu of making the cash payment otherwise contemplated to be made to us upon exercise of the Seward & Kissel Pre-Funded Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of our Common Stock determined according to a formula set forth in the Seward & Kissel Pre-Funded Warrant.

Agreement with Baker & Hostetler LLP

In 2023, Western agreed to pay approximately $788,030 of its obligations to its counsel, Baker Hostetler LLP, in shares of Common Stock following the Business Combination, which will be issued at a price per share equal to $10.00, or 2,627 shares.

Equity Line of Credit

Equity Purchase Agreement

On April 7, 2025 (the “Execution Date”), we entered into the Equity Purchase Agreement with Yield Point NYC LLC (“Yield Point”). Under the Equity Purchase Agreement, we have the right, but not the obligation, to direct Yield Point to purchase up to $60.0 million (the “Maximum Commitment Amount”) in shares of our Common Stock upon satisfaction of certain terms and conditions contained in the Equity Purchase Agreement, including, without limitation, an effective registration statement filed with the SEC registering the resale of the shares of Put Stock (defined below) and the shares of Commitment Stock (defined below) and additional shares to be sold to Yield Point from time to time under the Equity Purchase Agreement. The term of the Equity Purchase Agreement began on the Execution Date and ends on the earlier of (i) the date on which Yield Point shall have purchased shares of Common Stock issued, or that we shall be entitled to issue, per any applicable Put Notice (defined below) in accordance with the terms and conditions of the Equity Purchase Agreement (the “Put Stock”) equal to the Maximum Commitment Amount, (ii) the date that is twelve (12) months from the date the registration statement is declared effective, (iii) written notice of termination by us to Yield Point (which shall not occur at any time that Yield Point holds any of the shares of Put Stock), or (iv) written notice of termination by Yield Point to us pursuant to (the “Commitment Period”).

During the Commitment Period, we may direct Yield Point to purchase shares of Put Stock by delivering a notice (a “Put Notice”) to Yield Point. We shall, in our sole discretion, select the number of shares of Put Stock requested in each Put Notice. However, such amount may not exceed the Maximum Put Amount (as defined in the Equity Purchase Agreement). The purchase price to be paid by Yield Point for the shares of Put Stock will be ninety percent (90%) of the lowest trade of the Common Stock on the Principal Market during the Valuation Period (as defined in the Equity Purchase Agreement).

In consideration for Yield Point’s execution and delivery of, and performance under the Equity Purchase Agreement, on the Execution Date, we, in our discretion, either were to (i) pay to Yield Point in cash $1.8 million (“Commitment Cash”) or (ii) issue the Yield Point Pre-Funded Warrant (as defined below) to Yield Point in a form acceptable to Yield Point in its sole discretion and having an exercise price per share of $0.0030, for Yield Point’s purchase of shares of Common Stock (the “Commitment Stock”) having a value of $1.8 million based on closing price of the Common Stock on April 6, 2025. We chose to issue the Pre-Funded Warrant. All of the shares of Commitment Stock were fully earned as of the Execution Date, and the issuance of the shares of Commitment Stock is not contingent upon any other event or condition, including, without limitation, the effectiveness of the Initial Registration Statement (defined below) or our submission of a Put Notice to Yield Point and irrespective of any termination of the Equity Purchase Agreement.

In accordance with the Equity Purchase Agreement, a registration statement on Form S-1 (the “Initial Registration Statement”) covering only the resale of the shares of Put Stock and Commitment Stock was filed with the SEC on May 7, 2025.

Pre-Funded Warrant

The pre-funded warrant with Yield Point (the “Yield Point Pre-Funded Warrant”) certifies that, for value received, Yield Point is entitled to be issued up to 150,000 shares of Common Stock as its commitment fee (“Commitment Fee”) and has an initial exercise price of $0.003 per share. The Yield Point Pre-Funded Warrant was offered for the Commitment Fee in connection with the Equity Purchase Agreement for shares of Common Stock, and provides that the holder may not exercise any portion of the Yield Point Pre-Funded Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99%, which ownership cap may be increased by the holder up to 9.99% upon 61 days’ prior notice. The exercise price for each share of Common Stock underlying the Yield Point Pre-Funded Warrant is $0.003. The Yield Point Pre-Funded Warrant is immediately exercisable upon issuance and may be exercised at any time until the Yield Point Pre-Funded Warrant is exercised in full.

A holder of the Yield Point Pre-Funded Warrant may not exercise any portion of the warrants or Yield Point Pre-Funded Warrant, as applicable, to the extent that the holder would own more than 4.99% (or, at the holder’s option upon issuance, 9.99%) of our outstanding Common Stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Yield Point Pre-Funded Warrant.

In lieu of making the cash payment otherwise contemplated to be made to us upon exercise of the Yield Point Pre-Funded Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of our Common Stock determined according to a formula set forth in the Yield Point Pre-Funded Warrant.

During the year ended December 31, 2025, 150,000 of these shares have been exercised, therefore as of December 31, 2025, all Yield Point Pre-Funded Warrants have been exercised.

Registration Rights Agreement

On April 7, 2025 (the “RRA Execution Date”), in connection with the Equity Purchase Agreement, we entered into a registration rights agreement with Yield Point (the “Registration Rights Agreement”), pursuant to which we shall, by May 7, 2025, file with the SEC the Initial Registration Statement covering the maximum number of (i) shares of Commitment Stock, (ii) shares of Put Stock, which have been, or which may, from time to time be issued, including without limitation all of the shares of Common Stock which have been issued or will be issued to Yield Point under the Equity Purchase Agreement (without regard to any limitation or restriction on purchases), and (iii) any and all shares of capital stock issued or issuable with respect to the Put Stock, Commitment Stock, and the Equity Purchase Agreement as a result of any stock split, combination, stock dividend, recapitalization, exchange, or similar event, or otherwise, without regard to any limitation on purchases under the Equity Purchase Agreement (the “Registrable Securities”), as shall be permitted to be included thereon in accordance with applicable SEC rules, regulations, and interpretations so as to permit the resale of the Registrable Securities by Yield Point, including, but not limited to, under Rule 415 at then-prevailing market prices (and not fixed prices). The Initial Registration Statement shall register only Registrable Securities. The Initial Registration Statement and any amendment thereto was declared effective by the SEC in May 2025.

Non-Redemption Agreement

On August 6, 2024, the Company, Western Acquisition Ventures Sponsor, LLC (the “Sponsor”) and RiverNorth SPAC Arbitrage Fund, LP (the “RiverNorth”) entered into a non-redemption agreement (the “Non-Redemption Agreement”) whereby the Sponsor plans to transfer to RiverNorth 167 shares each month over the next three months for agreeing not to redeem the 3,327 that it currently holds prior to the business combination.

On October 9, 2024, the Company, the Sponsor and RiverNorth entered into an extended Non-Redemption Agreement whereby the Sponsor plans to transfer to RiverNorth 167 shares each month over the next three months for agreeing not to redeem the 3,327 that it currently holds prior to the business combination.

Employment Agreements

On December 27, 2023, we entered into an employment agreement with James P. McCormick whereby the Company agreed to pay a total of $125,000 of total compensation annually, including $40,000 in cash and $85,000 in stock payment. On October 30, 2024, we entered into an amendment to the employment agreement with James P. McCormick whereby the Company agreed to pay total compensation of $200,000, including $40,000 in cash at the closing of the Business Combination and the remaining $160,000 in cash from the proceeds that the Company receives from any capital raising transaction following the closing of the Business Combination, including the proceeds from an equity line of credit to be entered into by and among the Company, Cycurion and the investors named therein; provided that the Company shall only be obligated to apply up to 15% of the proceeds from each capital raise until Mr. McCormick’s compensation of $200,000 has been paid in full.

On December 1, 2024, Cycurion and L. Kevin Kelly, Chief Executive Officer, entered into an employment agreement on a two-year term, commencing on December 1, 2024 and ending on December 1, 2026. During the employment period, Mr. Kelly will receive an annual base salary of $325,000, and equity compensation of $500,000 of Company Common Stock in the first year of the employment agreement, payable quarterly. Mr. Kelly is eligible for a performance bonus based on the Company’s results. The targeted performance bonus is $325,000 for year-one, and the performance bonus will increase for subsequent years based on future financial and non-financial results

On January 1, 2025, Cycurion and Alvin McCoy, III, Chief Financial Officer, entered into an employment agreement on a two-year term, commencing on January 1, 2025 and ending on December 31, 2026. During the employment period, Mr. McCoy, III will receive an annual base salary of $325,000 and equity compensation of $500,000 of Company stock in the first year of the employment agreement, payable quarterly. Mr. McCoy, III is eligible for a performance bonus based on the Company’s performance. The targeted performance bonus is $325,000 for year-one, and the performance bonus will increase for subsequent years based on future financial and non-financial results.

Retention Packages

On June 16, 2025, the Board of Directors approved a retention package for L. Kevin Kelly, Chief Executive Officer, and Alvin McCoy III, Chief Financial Officer, and issued each officer 100,000 shares of Common Stock under the Company’s 2025 Equity Incentive Plan.

Inflation Reduction Act of 2022)

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to complete a business combination.

As of December 31, 2025 and 2024, the Company’s stockholders have redeemed a total of 380,701 and 377,537 shares of Common Stock resulting in $1.2 million and $1.2 million of excise tax liability, calculated as 1% of the value of the shares redeemed, respectively